Financial Instruments with Off-balance Sheet Risk, Credit Risk, and Certain Other Risks	9 Months Ended
Sep. 30, 2016
Financial Instruments with Off-balance Sheet Risk, Credit Risk, and Certain Other Risks
Financial Instruments with Off-balance Sheet Risk, Credit Risk, and Certain Other Risks

Note 17 – Financial Instruments with Off-balance Sheet Risk, Credit Risk, and Certain Other Risks

In the normal course of business, the Company enters into transactions in various financial instruments that expose us to various types of risk, both on and off balance sheet. Such risks are associated with financial instruments and markets in which the Company invests.  These financial instruments expose us to varying degrees of market risk, credit risk, interest rate risk, liquidity risk, off balance sheet risk and prepayment risk.

Market Risk — Market risk is the potential adverse changes in the values of the financial instrument due to unfavorable changes in the level or volatility of interest rates, foreign currency exchange rates, or market values of the underlying financial instruments.  We attempt to mitigate our exposure to market risk by entering into offsetting transactions, which may include purchase or sale of interest-bearing securities and equity securities.

Credit Risk — The Company is subject to credit risk in connection with our investments in SBC loans and SBC MBS and other target assets we may acquire in the future.  The credit risk related to these investments pertains to the ability and willingness of the borrowers to pay, which is assessed before credit is granted or renewed and periodically reviewed throughout the loan or security term.  We believe that loan credit quality is primarily determined by the borrowers' credit profiles and loan characteristics. We seek to mitigate this risk by seeking to acquire assets at appropriate prices given anticipated and unanticipated losses and by deploying a value−driven approach to underwriting and diligence, consistent with our historical investment strategy, with a focus on projected cash flows and potential risks to cash flow.  We further mitigate our risk of potential losses while managing and servicing our loans by performing various workout and loss mitigation strategies with delinquent borrowers.  Nevertheless, unanticipated credit losses could occur which could adversely impact operating results.

The Company is also subject to credit risk with respect to the counterparties to derivative contracts.  If a counterparty becomes bankrupt or otherwise fails to perform its obligation under a derivative contract due to financial difficulties, we may experience significant delays in obtaining any recovery under the derivative contract in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy, or other analogous proceeding.  In the event of the insolvency of a counterparty to a derivative transaction, the derivative transaction would typically be terminated at its fair market value.  If we are owed this fair market value in the termination of the derivative transaction and its claim is unsecured, we will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security.  We may obtain only a limited recovery or may obtain no recovery in such circumstances.  In addition, the business failure of a counterparty with whom we enter a hedging transaction will most likely result in its default, which may result in the loss of potential future value and the loss of our hedge and force us to cover our commitments, if any, at the then current market price.

Liquidity Risk — Liquidity risk arises in our investments and the general financing of our investing activities.  It includes the risk of not being able to fund acquisition and origination activities at settlement dates and/or liquidate positions in a timely manner at a reasonable price, in addition to potential increase in collateral requirements during times of heightened market volatility.  If we were forced to dispose of an illiquid investment at an inopportune time, we might be forced to do so at a substantial discount to the market value, resulting in a realized loss.  We attempt to mitigate our liquidity risk by regularly monitoring the liquidity of our investments in SBC loans, MBS and other financial instruments.  Factors such as our expected exit strategy for, the bid to offer spread of, and the number of broker dealers making an active market in a particular strategy and the availability of long-term funding, are considered in analyzing liquidity risk.  To reduce any perceived disparity between the liquidity and the terms of the debt instruments in which we invest, we attempt to minimize our reliance on short-term financing arrangements.  While we may finance certain investment in security positions using traditional margin arrangements and borrowings under repurchase agreements, other financial instruments such as collateralized debt obligations, and other longer term financing vehicles may be utilized to attempt to provide us with sources of long-term financing.

Off‑Balance Sheet Risk —The Company has undrawn commitments on outstanding loans which are disclosed in Note 18.

Interest Rate — Interest rate risk is highly sensitive to many factors, including governmental monetary and tax policies, domestic and international economic and political considerations and other factors beyond our control.

Our operating results will depend, in part, on differences between the income from our investments and our financing costs.  Our debt financing is based on a floating rate of interest calculated on a fixed spread over the relevant index, subject to a floor, as determined by the particular financing arrangement. In the event of a significant rising interest rate environment and/or economic downturn, defaults could increase and result in credit losses to us, which could materially and adversely affect our business, financial condition, liquidity, results of operations and prospects.  Furthermore, such defaults could have an adverse effect on the spread between our interest-earning assets and interest-bearing liabilities.

Additionally, non-performing SBC loans are not as interest rate sensitive as performing loans, as earnings on non-performing loans are often generated from restructuring the assets through loss mitigation strategies and opportunistically disposing of them.  Because non-performing SBC loans are short-term assets, the discount rates used for valuation are based on short-term market interest rates, which may not move in tandem with long-term market interest rates.  A rising rate environment often means an improving economy, which might have a positive impact on commercial property values, resulting in increased gains on the disposition of these assets.

While rising rates could make it more costly to refinance these assets, we expect that the impact of this would be mitigated by higher property values.  Moreover, small business owners are generally less interest rate sensitive than large commercial property owners, and interest cost is a relatively small component of their operating expenses.  An improving economy will likely spur increased property values and sales, thereby increasing the need for SBC financing.

Prepayment Risk — As we receive prepayments of principal on our investments, premiums paid on such investments will be amortized against interest income.  In general, an increase in prepayment rates will accelerate the amortization of purchase premiums, thereby reducing the interest income earned on the investments and this is also affected by interest rate movements.  Conversely, discounts on such investments are accreted into interest income.  In general, an increase in prepayment rates will accelerate the accretion of purchase discounts, thereby increasing the interest income earned on the investments.